Note 8 - Disclosure of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
Total
kEUR

Opening loss allowance as at January 1, 2020	-
Additions recognized in profit or loss during the period	6
Utilization	-
Closing loss allowance as at December 31, 2020	6

Opening loss allowance as at January 1, 2021	6
Additions recognized in profit or loss during the period	6
Utilization	(2)
Closing loss allowance as at December 31, 2021	10

Disclosure of credit risk [text block]
	Credit risk rating grade	Gross carrying amount (12m ECL)
		kEUR

December 31, 2020	Risk class 1	48,715
December 31, 2021	Risk class 1	139,273

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	7,582	7,582	-	-
Loans and participation rights	3,749	186	4,134	-
Lease liabilities	3,076	503	2,000	810
Mandatory convertible notes	-	-	-	-
Total December 31, 2021	14,407	8,271	6,134	810
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	2,874	2,874	-	-
Loans and participation rights	5,905	2,489	4,260	-
Mandatory convertible notes	6,859	9,286	-	-
Lease liabilities	1,958	323	1,326	421
Total December 31, 2020	17,596	14,972	5,586	421

Disclosure of effect of changes in foreign exchange rates [text block]
Cash	December 31, 2021		December 31, 2020
	k units	kEUR	k units	kEUR
USD	30,425	26,877	-	-
		26,877	-	-
Trade payables	December 31, 2021		December 31, 2020
	k units	kEUR	k units	kEUR
CNY	6,616	916	-	-
USD	144	127	-	-
SEK	120	12	-	-
GBP	1	2	-	-
		1,057	-	-
EUR appreciation of 10%	December 31, 2021	December 31, 2020
	kEUR	kEUR
USD	(2,432)	-
CNY	83	-
SEK	1	-
GBP	-	-
	(2,348)	-
EUR depreciation of 10%	December 31, 2021	December 31, 2020
	kEUR	kEUR
USD	2,972	-
CNY	(102)	-
SEK	(1)	-
GBP	-	-
	2,869	-

Disclosure of detailed information about financial instruments [text block]
	December 31, 2021
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	89	2
Current financial assets
Other financial assets
Paypal reserve	6,000	AC	n/a*	n/a
Receivables from crowdfunding and deposits	169	AC	n/a*	n/a
Debtor creditors	26	AC	n/a*	n/a
Current trade receivables	20	AC	n/a*	n/a
Current trade receivables (affiliated companies)	11	AC	n/a*	n/a
Other	7	AC	n/a*	n/a
Cash and cash equivalents	132,939	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,718	FLAC	3,466	3
Lease liabilities	2,635	-	-	-
Current financial liabilities
Financial liabilities
Loans and participation rights	31	FLAC	n/a*	n/a
Lease liabilities	441	-	-	-
Mandatory convertible notes	-	FVTPL	-	-
Trade and other payables	7,582	FLAC	n/a*	n/a
	December 31, 2020
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Deposits	41	AC	42	2
Current financial assets
Other financial assets
PayPal reserves	4,655	AC	n/a*	n/a
Debtor creditors	539	AC	n/a*	n/a
Receivables from crowdfunding and deposits	179	AC	n/a*	n/a
Other	31	AC	n/a*	n/a
Cash and cash equivalents	43,264	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,665	FLAC	3,308	3
Lease liabilities	1,669	-	-	-
Current financial liabilities
Financial liabilities
Loans and participation rights	2,240	FLAC	n/a*	n/a
Lease liabilities	289	-	-	-
Mandatory convertible notes	6,859	FVTPL	6,859	3
Trade and other payables	2,874	FLAC	n/a*	n/a
	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR

Financial assets measured at amortized cost (AC)	139,263	48,709
Financial liabilities measured at amortized cost (FLAC)	11,331	8,779
Financial liabilities measured at fair value through profit or loss (FVTPL)	-	6,859

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Description	Fair value at		Unobservable input	Range of inputs (most likely outcome)	Relationship of unobservable inputs to fair value
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2021
	kEUR	kEUR
Mandatory convertible notes	-	6,859	n/a	n/a	n/a
Description	Fair value at		Unobservable input	Range of inputs (most likely outcome)			Relationship of unobservable inputs to fair value
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2020
	kEUR	kEUR
Mandatory convertible notes	6,859	-	Probability of an 'exit event' in the second quarter of 2021	50%	-	100%	An increase of the probability to 100 % would increase FV by kEUR 2,170.
					(75%)		A decrease of the probability to 50 % would decrease FV by kEUR - 2,170.

Disclosure of reconciliation of changes in fair value measurement, liabilities [text block]
	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR

Balance at beginning of year	6,859	-
New transactions	-	6,800
Amount presented in other comprehensive income (OCI)	(16)	21
Amount presented in profit or loss (interest and other expenses)	2,818	38
Payment for fractional shares	-	-
Conversion to equity	(9,661)	-
Transfer from OCI to accumulated deficit		-
Other comprehensive income	(5)	-
Accumulated deficit	5	-
Balance at end of year	-	6,859

Disclosure of interest income (expense) [text block]
	2021	2020	2019
	kEUR	kEUR	kEUR

Total interest expense for financial assets at amortized cost	156	43	1
Total interest expense for financial liabilities at amortized cost	319	560	287

Disclosure of gains (losses) on financial instruments [text block]
	2021	2020	2019
	kEUR	kEUR	kEUR

Net loss for financial assets at amortized cost	162	49	1
Net loss for financial liabilities at amortized cost	319	560	287
Net loss for financial liabilities at fair value through profit or loss	2,802	59	-